Commitments And Contingencies - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended							12 Months Ended
	Mar. 29, 2016	Oct. 31, 2015	Jul. 31, 2015	Dec. 31, 2014	Jan. 31, 2014	Jan. 31, 2012	Jul. 31, 2010	Mar. 31, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 17, 2009	Apr. 25, 2007
Commitments and Contingencies Disclosure [Line Items]
Operating lease rental expenses									$ 2,453	$ 1,981	$ 1,763
Minimum operating lease payment, 2016									1,771
Minimum operating lease payment, 2017									786
Minimum operating lease payment, 2018									580
Minimum operating lease payment, 2019									184
Minimum operating lease payment, 2020									0
Unpaid accounts receivable from distributor, filed for Chapter 11 bankruptcy protection				$ 31,256					61,293	31,256
Adversary proceeding pending on litigation filled by AASI creditor liquidating trust												$ 854
Litigation settlement expenses								$ 220
Percentage of total investment forfeited from FCI, TLi Inc. ("TLI"), OCI Materials Co., Ltd ("OCI")upon withdrew from the Pangyo Cooperative							10.00%
FCI
Commitments and Contingencies Disclosure [Line Items]
Restricted cash deposited				455					$ 425	$ 455
All American
Commitments and Contingencies Disclosure [Line Items]
Unpaid accounts receivable from distributor, filed for Chapter 11 bankruptcy protection													$ 256
All American | Subsequent Event
Commitments and Contingencies Disclosure [Line Items]
Distribution claim received as beneficiary	$ 112
All American | First Distribution
Commitments and Contingencies Disclosure [Line Items]
Distribution claim received as beneficiary						$ 21
All American | Second Distribution
Commitments and Contingencies Disclosure [Line Items]
Distribution claim received as beneficiary					$ 36
All American | Third Distribution
Commitments and Contingencies Disclosure [Line Items]
Distribution claim received as beneficiary				$ 12
All American | Forth Target Distribution
Commitments and Contingencies Disclosure [Line Items]
Distribution claim received as beneficiary			$ 51
All American | Fifth Target Distribution
Commitments and Contingencies Disclosure [Line Items]
Distribution claim received as beneficiary		$ 31